Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments and Fair Value Measurements [Abstract]
Fair Value, Assets Measured on a Recurring and Non-Recurring Basis
	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Investment in available for sale debt securities	$5,048	$-	$-
Derivative liability	-	52	-
Total	$5,048	$52	$-

Non-Recurring Measurements:	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Vessels, net (Note 6)	$-	$14,250	$-	$1,454
Total	$-	$14,250	$-	$1,454

Gain/(loss) on available for sale debt securities
Amount
Available for sale debt securities:
Loss recognized in Accumulated Other Comprehensive Income	$(151)
Income reclassified from Accumulated Other Comprehensive Income into Interest and finance cost	238
Total gain recognized in Accumulated Other Comprehensive Income	$87